Average Annual Total Returns - Investor A Shares and Institutional Shares - iShares MSCI Total International Index Fund	Apr. 29, 2021	Apr. 28, 2021
Investor A Shares
Average Annual Return:
1 Year	10.47%
5 Years	8.70%
Since Inception	4.08%
Inception Date	Jun. 30, 2011
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year		10.08%
5 Years		8.18%
Since Inception		3.31%
Inception Date		Jun. 30, 2011
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		6.64%
5 Years		6.93%
Since Inception		3.19%
Inception Date		Jun. 30, 2011
Institutional Shares
Average Annual Return:
1 Year	10.72%
5 Years	8.97%
Since Inception	4.35%
Inception Date	Jun. 30, 2011